Earnings Per Share (EPS) (Computation Of Basic And Diluted Earnings/(Loss) Per Common Share) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Earnings (loss) from continuing operations	$ 165.3	$ 142.0	$ (12.2)
Earnings from discontinued operations, net of tax	42.5	30.3	9.7
Net earnings (loss) attributable to Cytec Industries Inc.	$ 207.8	$ 172.3	$ (2.5)
Weighted average shares outstanding	48,449	49,339	48,307
Diluted average shares outstanding	49,003	49,865	48,307
Earnings (loss) from continuing operations, Basic	$ 3.41	$ 2.88	$ (0.25)
Earnings from discontinued operations, Basic	$ 0.88	$ 0.61	$ 0.20
Net earnings (loss) per common share attributable to Cytec Industries Inc.	$ 4.29	$ 3.49	$ (0.05)
Earnings (loss) from continuing operations, Diluted	$ 3.37	$ 2.85	$ (0.25)
Earnings from discontinued operations, Diluted	$ 0.87	$ 0.61	$ 0.20
Net earnings (loss) per common share attributable to Cytec Industries Inc., Diluted	$ 4.24	$ 3.46	$ (0.05)
Options And Stock-Settled SARS Activity [Member]
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Effect of dilutive shares	466	472	0
Non-Vested Shares And Units [Member]
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Effect of dilutive shares	88	54	0